Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
COMMITMENTS AND CONTINGENCIES
In December 2017, our Parent sold our principal office in Kansas City, Missouri. At the time of the sale, the Company's lease was cancelled and the subleases transferred to the buyer. The Company will have no future commitments for rent or any future sublease income.
Rent expense was $3.5 million, $4.1 million and $6.0 million for 2017, 2016 and 2015, respectively. Sub-lease income was $4.1 million, $4.1 million, and $0.9 million in 2017, 2016 and 2015, respectively.
The Company is involved in litigation in the ordinary course of business, both as a defendant and as a plaintiff. The Company may from time to time be subject to a variety of legal and regulatory actions relating to the Company's current and past business operations.
Although the Company cannot predict the outcome of any pending or future litigation, examination or investigation, it is possible that the outcome of such matters could have a material adverse effect on the Company's results of operations or cash flows for an individual reporting period. However, based on currently available information, management does not believe that any pending matters are likely to have a material adverse effect, individually or in the aggregate, on the Company's financial condition.